OPERATING LEASE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Lease
OPERATING LEASE

NOTE 10 – OPERATING LEASE

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3%. The Company used a discount rate of 6%, based on rates used for similar calculations.

	Balance Sheet Classification	September 30, 2024
Asset
Operating lease asset	Right of use asset	$276,615
Total lease asset		$276,615

Liability
Operating lease liability – current portion	Current operating lease liability	$69,949
Operating lease liability – noncurrent portion	Long-term operating lease liability	297,423
Total lease liability		$367,372

Lease obligations at September 30, 2024 consisted of the following:

For the year ended December 31:
2024	$66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(34,328)
Lease obligation, net	367,372
Less current portion	(69,949)
Lease obligation – long term	$297,423

Lease expense for the nine months ended September 30, 2024 was $55,749.

Lease expense for the nine months ended September 30, 2023, was $38,569.

NOTE 10 – OPERATING LEASE

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3%. The Company used a discount rate of 6%, based on rates used for similar calculations.

	Balance Sheet Classification	December 31, 2023
Asset
Operating lease asset	Right of use asset	$318,114
Total lease asset		$318,114

Liability
Operating lease liability – current portion	Current operating lease liability	$55,036
Operating lease liability – noncurrent portion	Long-term operating lease liability	297,529
Total lease liability		$352,565

Lease obligations at December 31, 2023 consisted of the following:

For the year ended December 31:
2024	$66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(49,135)
Lease obligation, net	352,565
Less current portion	(55,036)
Lease obligation – long term	$297,529

Lease expense for the year ended December 31, 2023, was $51,510.